Group Information - Summary of Financial Statements of Subsidiaries and Structured Entities (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
DLP Capital LLC [member]
Disclosure of detailed information about business combination [line items]
Country of incorporation	USA	USA
Principal activities	Holding company	Holding company
Group's equity interest	100.00%	100.00%
DLP Par Participacoes S.A. [member]
Disclosure of detailed information about business combination [line items]
Country of incorporation	Brazil	Brazil
Principal activities	Employee trust	Employee trust
Group's equity interest	100.00%	24.70%
MPB Capital LLC [member]
Disclosure of detailed information about business combination [line items]
Country of incorporation	USA	USA
Principal activities	Investment company	Investment company
Group's equity interest	100.00%	100.00%
StoneCo Brasil Participaes S.A. [member]
Disclosure of detailed information about business combination [line items]
Country of incorporation	Brazil	Brazil
Principal activities	Holding company	Holding company
Group's equity interest	100.00%	97.58%
Stone Pagamentos S.A. [member]
Disclosure of detailed information about business combination [line items]
Country of incorporation	Brazil	Brazil
Principal activities	Merchant acquiring	Merchant acquiring
Group's equity interest	100.00%	97.58%
MNLT Solucoes de Pagamentos S.A [member]
Disclosure of detailed information about business combination [line items]
Country of incorporation	Brazil	Brazil
Principal activities	Merchant acquiring	Merchant acquiring
Group's equity interest	100.00%	97.58%
Pagar.me Pagamentos S.A. [member]
Disclosure of detailed information about business combination [line items]
Country of incorporation	Brazil	Brazil
Principal activities	Merchant acquiring	Merchant acquiring
Group's equity interest	100.00%	97.58%
Buy 4 Processamento de Pagamentos S.A. [member]
Disclosure of detailed information about business combination [line items]
Country of incorporation	Brazil	Brazil
Principal activities	Processing card transactions	Processing card transactions
Group's equity interest	99.99%	97.57%
Buy4 Sub LLC [member]
Disclosure of detailed information about business combination [line items]
Country of incorporation	USA	USA
Principal activities	Cloud store card transactions	Cloud store card transactions
Group's equity interest	99.99%	97.57%
Cappta S.A. [member]
Disclosure of detailed information about business combination [line items]
Country of incorporation	Brazil	Brazil
Principal activities	Electronic fund transfer	Electronic fund transfer
Group's equity interest	61.79%	51.98%
Mundipagg Tecnologia em Pagamento S.A.[member]
Disclosure of detailed information about business combination [line items]
Country of incorporation	Brazil	Brazil
Principal activities	Technology services	Technology services
Group's equity interest	99.70%	97.29%
Equals S.A. [member]
Disclosure of detailed information about business combination [line items]
Country of incorporation	Brazil	Brazil
Principal activities	Reconciliation services	Reconciliation services
Group's equity interest	100.00%	29.27%
Stone Franchising Ltda. [member]
Disclosure of detailed information about business combination [line items]
Country of incorporation	Brazil	Brazil
Principal activities	Franchising management	Franchising management
Group's equity interest	99.99%
TAG Tecnologia para o Sistema Financeiro S.A. [member]
Disclosure of detailed information about business combination [line items]
Country of incorporation	Brazil	Brazil
Principal activities	Financial assets register	Financial assets register
Group's equity interest	99.98%
TAPSO FIDC [member]
Disclosure of detailed information about business combination [line items]
Country of incorporation	Brazil	Brazil
Principal activities	Receivables investment fund	Receivables investment fund
Group's equity interest	100.00%	97.58%
FIDC AR1 [member]
Disclosure of detailed information about business combination [line items]
Country of incorporation	Brazil	Brazil
Principal activities	Receivables investment fund	Receivables investment fund
Group's equity interest	100.00%	97.58%
FIDC AR2 [member]
Disclosure of detailed information about business combination [line items]
Country of incorporation	Brazil	Brazil
Principal activities	Receivables investment fund	Receivables investment fund
Group's equity interest	100.00%	97.58%